UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea de Chiara
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea de Chiara	Radnor, PA		August 14, 2000

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$825,231

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      197     8866 SH       SOLE                                       8866
                                                               667    30000 SH       OTHER                                     30000
AMERICAN INTL                  COM              026874107    31735   270090 SH       SOLE                    72908            197282
                                                              5563    47346 SH       OTHER                                     47346
AUTOMATIC DATA                 COM              053015103    30040   560838 SH       SOLE                   149455            411583
                                                              9652   180216 SH       OTHER                                    180216
BANK OF NY                     COM              064057102    45179   971602 SH       SOLE                   223950            748052
                                                             27847   598878 SH       OTHER                                    598878
CINTAS CORP                    COM              172908105    22839   622538 SH       SOLE                   173534            449454
                                                              5837   159123 SH       OTHER                                    159123
COCA COLA                      COM              191216100    14812   257886 SH       SOLE                    67470            190716
                                                              2315    40320 SH       OTHER                                     40320
COLGATE                        COM              194162103    24849   415018 SH       SOLE                   115760            299558
                                                              5345    89280 SH       OTHER                                     89280
CVS CORP COM                   COM              126650100    17933   448336 SH       SOLE                   128720            320016
                                                              3106    77660 SH       OTHER                                     77660
EMC CORP                       COM              268648102    45837   595771 SH       SOLE                   140610            455361
                                                             11843   153940 SH       OTHER                                    153940
FASTENAL CO COM                COM              311900104    21253   419816 SH       SOLE                   106943            313173
                                                              2619    51750 SH       OTHER                                     51750
GENERAL ELECTRIC               COM              369604103    17785   335573 SH       SOLE                    95128            240695
                                                              6141   115883 SH       OTHER                                    115883
GILLETTE                       COM              375766102    16003   458068 SH       SOLE                   136860            321208
                                                              3696   105810 SH       OTHER                                    105810
HARLEY DAVIDSON                COM              412822108    33773   877233 SH       SOLE                   238170            639413
                                                              4797   124600 SH       OTHER                                    124600
INTEL CORP.                    COM              458140100    63859   477673 SH       SOLE                   110755            367018
                                                             26497   198205 SH       OTHER                                    198205
JOHNSON & J.                   COM              478160104    21266   208752 SH       SOLE                    55005            153897
                                                              8253    81020 SH       OTHER                                     81020
MEDTRONIC INC                  COM              585055106    24299   487806 SH       SOLE                   118655            369351
                                                              7483   150230 SH       OTHER                                    150230
MERCK & CO                     COM              589331107    28648   373877 SH       SOLE                   105265            268612
                                                              8592   112140 SH       OTHER                                    112140
MGIC INVT CORP                 COM              552848103    20338   446996 SH       SOLE                   140015            307281
                                                              4606   101245 SH       OTHER                                    101245
MICROSOFT                      COM              594918104    42058   525734 SH       SOLE                   120675            405259
                                                             16384   204805 SH       OTHER                                    204805
MOLEX CLASS A                  COM              608554200    24441   698314 SH       SOLE                   193634            505030
                                                              4688   133961 SH       OTHER                                    133961
OMNICOM GROUP                  COM              681919106    14260   160120 SH       SOLE                    45275            114945
                                                              2074    23290 SH       OTHER                                     23290
ROBERT HALF INT'L              COM              770323103    19678   690470 SH       SOLE                   190800            500070
                                                              2234    78400 SH       OTHER                                     78400
SEALED AIR                     COM              81211k100    23541   449473 SH       SOLE                   129845            319928
                                                              5228    99835 SH       OTHER                                     99835
STATE STREET CORP              COM              857477103    20924   197280 SH       SOLE                    49325            148080
                                                              3431    32350 SH       OTHER                                     32350
WORLDCOM, INC.                 COM              98157D106    17505   381582 SH       SOLE                    97587            284395
                                                              3256    70990 SH       OTHER                                     70990